Income taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income tax (expense) benefit	$ 9,375	$ 7,561	$ 17,367	$ 14,320
Effective income tax rate reconciliation percentage			21.40%	23.70%
Effective income tax rate reconciliation at federal statutory income tax rate			19.00%